Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION [Abstract]
Segment Operating Information by Segment

Year Ended December 31, 2017

(US$ in thousands)

	Online Game	Platform Channel	Cinema Advertising	Eliminations and adjustments	Consolidated
Revenues(1):
Online game	443,625	5,908	—	—	449,533
Online advertising	—	25,311	—	(182)	25,129
Cinema advertising	—	—	91,419	—	91,419
IVAS	—	14,180	—	—	14,180

Total revenues	443,625	45,399	91,419	(182)	580,261
Cost of revenues:
Online game	61,837	864	—	—	62,701
Online advertising	—	6,660	—	—	6,660
Cinema advertising	—	—	84,944	—	84,944
IVAS	—	9,408	—	—	9,408
SBC (2) in cost of revenues	73	—	—	—	73

Total cost of revenues	61,910	16,932	84,944	—	163,786

Gross profit	381,715	28,467	6,475	(182)	416,475
Operating expenses:
Product development	112,886	11,983	—	—	124,869
Sales and marketing	34,389	2,876	22,622	(182)	59,705
General and administrative	29,055	4,330	3,833	—	37,218
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	—	86,882	—	—	86,882
SBC (2) in operating expenses	17,296	24	—	—	17,320

Total operating expenses	193,626	106,095	26,455	(182)	325,994

Operating profit	188,089	(77,628)	(19,980)	—	90,481
Interest income	32,203	116	—	—	32,319
Foreign currency exchange loss	(5,007)	(189)	—	—	(5,196)
Interest expense	(4,372)	—	—	—	(4,372)
Other income, net	7,974	1,439	(39)	—	9,374

Income/(loss) before income tax expense	218,887	(76,262)	(20,019)	—	122,606
Income tax expense	40,252	3	512	—	40,767

Net income	178,635	(76,265)	(20,531)	—	81,839
Less: Net income/(loss) attributable to the non-controlling interest	4	(26,999)	—	—	(26,995)

Net income/(loss) attributable to Changyou.com Limited	178,631	(49,266)	(20,531)	—	108,834

Year Ended December 31, 2016

(US$ in thousands)

	Online Game	Platform Channel	Cinema Advertising	Eliminations and adjustments	Consolidated
Revenues:
Online game	380,537	15,171	—	—	395,708
Online advertising	—	39,409	—	—	39,409
Cinema advertising	—	—	68,542	—	68,542
IVAS	—	21,726	—	—	21,726

Total revenues	380,537	76,306	68,542	—	525,385
Cost of revenues:
Online game	94,900	1,240	—	—	96,140
Online advertising	—	10,104	—	—	10,104
Cinema advertising	—	—	45,959	—	45,959
IVAS	—	13,576	—	—	13,576
SBC (2) in cost of revenues	31	—	—	—	31

Total cost of revenues	94,931	24,920	45,959	—	165,810

Gross profit	285,606	51,386	22,583	—	359,575
Operating expenses:
Product development	97,990	20,748	—	—	118,738
Sales and marketing	26,898	12,720	16,353	—	55,971
General and administrative	36,032	6,070	3,540	—	45,642
SBC (2) in operating expenses	8,301	70	—	—	8,371

Total operating expenses	169,221	39,608	19,893	—	228,722

Operating profit	116,385	11,778	2,690	—	130,853
Interest income	21,562	67	—	(139)	21,490
Foreign currency exchange gain	4,905	203	—	—	5,108
Interest expense	(4,321)	(139)	—	139	(4,321)
Other income, net	13,964	1,378	181	—	15,523

Income before income tax expense	152,495	13,287	2,871	—	168,653
Income tax expense/(credit)	23,689	161	(2,267)	—	21,583

Net income	128,806	13,126	5,138	—	147,070
Less: Net income attributable to the non-controlling interest	—	2,123	—	—	2,123

Net income attributable to Changyou.com Limited	128,806	11,003	5,138	—	144,947

Year Ended December 31, 2015

(US$ in thousands)

	Online Game	Platform Channel	Cinema Advertising	Eliminations and adjustments	Consolidated
Revenues(1):
Online game	627,309	9,537	—	—	636,846
Online advertising	—	59,127	—	(1,295)	57,832
Cinema advertising	—	—	42,589	(16)	42,573
IVAS	—	24,385	—	—	24,385

Total revenues	627,309	93,049	42,589	(1,311)	761,636
Cost of revenues:
Online game	150,368	5,913	—	—	156,281
Online advertising	—	11,565	—	—	11,565
Cinema advertising	—	—	29,231	—	29,231
IVAS	—	19,649	—	—	19,649
SBC (2) in cost of revenues	37	(2)	—	—	35

Total cost of revenues	150,405	37,125	29,231	—	216,761

Gross profit	476,904	55,924	13,358	(1,311)	544,875
Operating expenses:
Product development	133,523	31,607	—	—	165,130
Sales and marketing	60,437	20,853	11,359	(1,311)	91,338
General and administrative	57,341	12,100	2,331	—	71,772
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	—	40,324	—	—	40,324
SBC (2) in operating expenses	14,957	32	—	—	14,989

Total operating expenses	266,258	104,916	13,690	(1,311)	383,553

Operating profit/(loss)	210,646	(48,992)	(332)	—	161,322
Interest income	24,886	79	—	(1,188)	23,777
Foreign currency exchange gain	2,858	96	—	—	2,954
Interest expense	(8,330)	(1,191)	—	1,188	(8,333)
Other income, net	64,912	382	(332)	—	64,962

Income/(loss) before income tax expense	294,972	(49,626)	(664)	—	244,682
Income tax expense	53,186	193	676	—	54,055

Net income/(loss)	241,786	(49,819)	(1,340)	—	190,627
Less: Net income/(loss) attributable to the non-controlling interest	88	(22,245)	—	—	(22,157)

Net income/(loss) attributable to Changyou.com Limited	241,698	(27,574)	(1,340)	—	212,784

Note (1):	The intra-group elimination for segment revenues mainly consists of sales and marketing services provided by the platform channel business and the cinema advertising business to the online game business.

Note (2):	“SBC” stands for share-based compensation expense.